UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)                [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lincluden Management Limited
Address:   1275 North Service Road W., Suite 607
           Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alanna Sinclair-Whitty
Title:     Assistant Vice President and Secretary
Phone:     (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty Oakville,       Ontario, Canada     November 7, 2008
------------------------------------    ---------------------  ----------------
         [Signature]                        [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        70

Form 13F Information Table Value Total:  $556,808


                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.      FORM 13F FILE NUMBER                          NAME
---      --------------------         -----------------------------------------
1              028-11931                    Old Mutual (US) Holdings Inc.

   COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                      --------      --------   --------   -------------------  --------   --------   ------------------
                                                           FAIR
                                  TITLE OF      CUSIP      MARKET    SHRS      SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                    CLASS         NUMBER     VALUE     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

AON CORP                          COM            037389103  $    818     23,635  Shs       DEFINED      1      23,635
APPLIED MATLS INC.                COM            038222105  $  1,025     79,415  Shs       DEFINED      1      79,415
AUTOLIV INC.                      COM            052800109  $    602     28,225  Shs       DEFINED      1      28,225
AXA                               SPON ADR       054536107  $  1,062     56,795  Shs       DEFINED      1      56,795
BANK OF AMERICA CORPORATION       COM            060505104  $  1,449     59,970  Shs       DEFINED      1      59,970
BANK MONTREAL QUE                 COM            063671101  $ 37,411  1,063,455  Shs       DEFINED      1   1,063,455
BANK NOVA SCOTIA HALIFAX          COM            064149107  $ 26,870    817,595  Shs       DEFINED      1     817,595
BARCLAYS PLC                      ADR            06738E204  $    723     67,395  Shs       DEFINED      1      67,395
BARRICK GOLD INC.                 COM            067901108  $ 30,673    998,203  Shs       DEFINED      1     998,203
BCE INC                           COM            05534B109  $     13        390  Shs       DEFINED      1         390
BP PLC                            SPON ADR       055622104  $  1,222     24,580  Shs       DEFINED      1      24,580
BROOKFIELD PPTYS CORP.            COM            112900105  $ 14,230  1,420,580  Shs       DEFINED      1   1,420,580
CAMECO  CORP.                     COM            13321L108  $  9,727    602,865  Shs       DEFINED      1     602,865
CANADIAN NATURAL RESOURCES LTD.   COM            136385101  $ 15,459    310,840  Shs       DEFINED      1     310,840
CANADIAN PACIFIC RAILWAY          COM            13645t100  $ 21,178    474,780  Shs       DEFINED      1     474,780
CDN IMPERIAL BK OF COMMERCE       COM            136069101  $ 20,568    460,155  Shs       DEFINED      1     460,155
CANON INC.                        ADR            138006309  $  1,043     30,440  Shs       DEFINED             30,440
CEMEX SAB DE CV                   SPON ADR       151290889  $    886    117,260  Shs       DEFINED      1     117,260
CHEVRON                           COM            166764100  $  1,645     22,055  Shs       DEFINED      1      22,055
CISCO SYSTEMS INC.                COM            17275R102  $  1,581     88,965  Shs       DEFINED      1      88,965
COCA-COLA COMPANY                 COM            191216100  $  1,243     28,210  Shs       DEFINED      1      28,210
COMCAST CORP.                     CL A           20030N101  $  2,846    180,599  Shs       DEFINED      1     180,599
DANAHER CORP DEL                  COM            235851102  $  1,454     24,540  Shs       DEFINED      1      24,540
DELL INC.                         COM            24702R101  $    654     53,635  Shs       DEFINED      1      53,635
DOW CHEMICAL                      COM            260543103  $    996     37,317  Shs       DEFINED      1      37,317
DU PONT E I DE NEMOURS & CO       COM            263534109  $  1,101     34,374  Shs       DEFINED      1      34,374
ELDORADO GOLD CORP NEW            COM            284902103  $  8,376    946,430  Shs       DEFINED      1     946,430
FRANCE TELECOM SA                 SPON ADR       35177Q105  $  1,059     41,805  Shs       DEFINED      1      41,805
GLAXOSMITHKLINE PLC               SPON ADR       37733W105  $  1,160     29,965  Shs       DEFINED      1      29,965
HONEYWELL INTL INC                COM            438516106  $    987     32,410  Shs       DEFINED      1      32,410
HSBC HLDGS PLC                    SPON ADR NEW   404280406  $  1,720     29,155  Shs       DEFINED      1      29,155
IMPERIAL OIL LTD                  COM NEW        453038408  $ 11,195    262,485  Shs       DEFINED      1     262,485

   COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                      --------      --------   --------   -------------------  --------   --------   ------------------
                                                           FAIR
                                  TITLE OF      CUSIP      MARKET    SHRS      SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                    CLASS         NUMBER     VALUE     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

ING GROEP N V                     SPON ADR       456837103  $    437     46,962  Shs       DEFINED      1      46,962
JOHNSON & JOHNSON                 COM            478160104  $  1,872     30,516  Shs       DEFINED      1      30,516
KONINKLIJKE PHILIPS ELECTRS       NY REG SH NEW  500472303  $    961     51,930  Shs       DEFINED      1      51,930
LOWES COMPANIES INC.              COM            548661107  $  1,679     77,362  Shs       DEFINED      1      77,362
MANULIFE FINL CORP                COM            56501R106  $ 23,498  1,191,390  Shs       DEFINED      1   1,191,390
MATSUSHITA ELEC INDL              SPONS ADR      576879209  $  1,685     78,685  Shs       DEFINED      1      78,685
METLIFE INC.                      COM            59156R108  $  1,408     43,275  Shs       DEFINED      1      43,275
MICROSOFT CORP.                   COM            594918104  $  1,864     83,473  Shs       DEFINED      1      83,473
NEWMONT MINING CORP.              COM            651639106  $    902     32,245  Shs       DEFINED      1      32,245
NOKIA CORP                        SPON ADR       654902204  $  2,233    147,100  Shs       DEFINED      1     147,100
NOVA CHEMICALS CORP.              COM            66977W109  $ 13,798  1,078,130  Shs       DEFINED      1   1,078,130
NTT DOCOMO INC.                   SPON ADR       62942M201  $  1,849    119,265  Shs       DEFINED      1     119,265
ORACLE CORP                       COM            68389X105  $  3,077    168,252  Shs       DEFINED      1     168,252
PEN WEST ENERGY TR                TR UNIT        707885109  $ 26,335  1,498,610  Shs       DEFINED      1   1,498,610
PETRO-CDA                         COM            71644E102  $ 24,990  1,013,935  Shs       DEFINED      1   1,013,935
PFIZER INC                        COM            717081103  $  1,679     94,815  Shs       DEFINED      1      94,815
PIONEER NATURAL RESOURCES CO.     COM            723787107  $  1,286     46,200  Shs       DEFINED      1      46,200
QUEST DIAGNOSTICS INC.            COM            74834L100  $  1,784     38,115  Shs       DEFINED      1      38,115
ROGERS COMMUNICATIONS INC         CL B           775109200  $ 27,933    976,245  Shs       DEFINED      1     976,245
ROYAL BANK OF CANADA              COM            780087102  $ 20,343    531,100  Shs       DEFINED      1     531,100
SANOFI AVENTIS                    SPON ADR       80105N105  $  1,030     32,580  Shs       DEFINED      1      32,580
SHAW COMMUNICATIONS               CL B CONV      82028K200  $ 28,090  1,627,250  Shs       DEFINED      1   1,627,250
SIEMENS AG                        SPON ADR       826197501  $    573      9,530  Shs       DEFINED      1       9,530
SUN LIFE FINL INC.                COM            866796105  $ 28,811  1,242,770  Shs       DEFINED      1   1,242,770
3M CO                             CALL           88579Y101  $  5,086     73,080  Shs       DEFINED      1      73,080
TALISMAN ENERGY INC               COM            87425E103  $ 26,534  2,195,240  Shs       DEFINED      1   2,195,240
TELUS CORP.                       NON -VTG       87971M202  $     38      1,200  Shs       DEFINED      1       1,200
THOMSON REUTERS CORP              COM            884903105  $ 31,979  1,126,805  Shs       DEFINED      1   1,126,805
TIMBERLAND CO                     CL A           887100105  $  1,392    115,081  Shs       DEFINED      1     115,081
TORONTO DOMINION BK ONT           COM NEW        891160509  $ 40,025    859,924  Shs       DEFINED      1     859,924
TOTAL S A                         SPON ADR       89151E109  $  1,164     21,004  Shs       DEFINED      1      21,004
TOYOTA MOTOR CORP                 SPON ADR       892331307  $  2,750     36,140  Shs       DEFINED      1      36,140
TRANSCANADA CORP.                 COM            89353D107  $     99      3,320  Shs       DEFINED      1       3,320
VERIZON COMMUNICATIONS            COM            92343V104  $  1,341     45,200  Shs       DEFINED      1      45,200
WACHOVIA CORP NEW                 COM            929903102  $    595     92,895  Shs       DEFINED      1      92,895
WALGREEN CO.                      COM            931422109  $  2,626    103,145  Shs       DEFINED      1     103,145
WELLS FARGO & CO NEW              COM            949746101  $  2,308     67,770  Shs       DEFINED      1      67,770
ZIMMER HOLDINGS INC.              COM            98956P102  $  1,779     38,320  Shs       DEFINED      1      38,320

                                                            $556,808